Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
VIEs and Consolidated Trusts
Schedule of disaggregation of revenue by product

		Loan
	Loan	facilitation
	facilitation	service-
	service-direct	Intermediary	Post-origination	Financing	Other
	model	Model	service	income	revenue	Total
2016	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,776,454	59,386,201	2,580,982	10,027,296	740,935	74,511,868
-Xiaoying Card Loan	—	8,170,938	9,671	1,739,352	—	9,919,961
-Xiaoying Preferred Loan	1,776,454	51,215,263	2,571,311	8,287,944	740,935	64,591,907
Xiaoying Housing Loan	—	33,579,446	1,582,306	16,925,206	729,727	52,816,685
Internet Channel(1)	508,468	16,560,238	682,541	822,305	191,316	18,764,868
Other loan products	2,238,882	67,323,194	3,342,160	2,725,355	1,068,699	76,698,290
Other service(2)	—	—	—	—	7,513,974	7,513,974
Total	4,523,804	176,849,079	8,187,989	30,500,162	10,244,651	230,305,685

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2017	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,148,688,253	260,278,922	46,670,424	58,258,088	19,172,658	1,533,068,345
-Xiaoying Card Loan	1,104,724,129	52,724,493	38,624,854	18,311,559	12,740,493	1,227,125,528
-Xiaoying Preferred Loan	43,964,124	207,554,429	8,045,570	39,946,529	6,432,165	305,942,817
Xiaoying Housing Loan	—	16,573,570	278,234	66,723,545	21,410,597	104,985,946
Internet Channel(1)	56,931,619	2,748,428	1,644,517	2,576,028	4,741,527	68,642,119
Other loan products	25,434,861	23,013,543	1,733,489	3,182,488	3,278,355	56,642,736
Other service(2)	—	—	—	—	23,596,047	23,596,047
Total	1,231,054,733	302,614,463	50,326,664	130,740,149	72,199,184	1,786,935,193

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2018	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,897,702,061	216,754,528	128,865,000	67,731,784	109,141,168	3,420,194,541
-Xiaoying Card Loan	2,816,893,168	27,726,134	111,196,308	34,167,454	89,713,118	3,079,696,182
-Xiaoying Preferred Loan	80,808,893	189,028,394	17,668,692	33,564,330	19,428,050	340,498,359
Xiaoying Housing Loan	5,780,118	1,247,846	463,129	8,290,828	9,190,257	24,972,178
Internet Channel(1)	53,874,025	8,760,054	1,182,786	41,253	9,313,276	73,171,394
Other loan products	215,763	1,509,945	732,516	40,096	1,079,296	3,577,616
Other service(2)	—	—	—	—	18,684,315	18,684,315
Total	2,957,571,967	228,272,373	131,243,431	76,103,961	147,408,312	3,540,600,044

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2018	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	421,453,286	31,525,639	18,742,637	9,851,179	15,873,925	497,446,666
-Xiaoying Card Loan	409,700,119	4,032,599	16,172,832	4,969,450	13,048,232	447,923,232
-Xiaoying Preferred Loan	11,753,167	27,493,040	2,569,805	4,881,729	2,825,693	49,523,434
Xiaoying Housing Loan	840,683	181,492	67,359	1,205,851	1,336,667	3,632,052
Internet Channel(1)	7,835,652	1,274,097	172,029	6,000	1,354,560	10,642,338
Other loan products	31,381	219,612	106,540	5,832	156,977	520,342
Other services(2)	—	—	—	—	2,717,521	2,717,521
Total	430,161,002	33,200,840	19,088,565	11,068,862	21,439,650	514,958,919
(1)	Represents loans facilitated to borrowers referred by other platforms
(2)

Primarily consists of service fees charged for transferring loans between investors on the Group's online platform, referral service fee for introducing borrowers to other platforms and technology service fees received from ZhongAn for promoting its insurance products on the Group's online platform.

Schedule of accounts receivable and contract assets

	Accounts	Accounts
	receivable	receivable	Accounts	Contract
	from	from	receivable from	assets from	Allowance for
	guarantee	facilitation	post-origination	facilitation	doubtful
As of December 31, 2017	services	services	services	services	accounts	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	467,329,038	619,089,353	3,551,508	139,170,263	(159,791,649)	1,069,348,513
-Xiaoying Card Loan	356,644,143	473,135,151	3,308,266	139,170,263	(143,710,042)	828,547,781
-Xiaoying Preferred Loan	110,684,895	145,954,202	243,242	—	(16,081,607)	240,800,732
Xiaoying Housing Loan	5,401,097	3,869,418	10,850	—	(418,187)	8,863,178
Internet Channel	4,129,630	8,595,788	12,935	—	(138,592)	12,599,761
Other products	6,777,336	28,796,219	14,128	—	(15,451,219)	20,136,464
Total	483,637,101	660,350,778	3,589,421	139,170,263	(175,799,647)	1,110,947,916

	Accounts	Accounts
	receivable	receivable	Accounts	Contract
	from	from	receivable from	assets from	Allowance for
	guarantee	facilitation	post-origination	facilitation	doubtful
As of December 31, 2018	services	services	services	services	accounts	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	—	1,501,967,864	59,670,931	—	(206,575,845)	1,355,062,950
-Xiaoying Card Loan	—	1,432,924,545	55,143,843	—	(171,822,313)	1,316,246,075
-Xiaoying Preferred Loan	—	69,043,319	4,527,088	—	(34,753,532)	38,816,875
Xiaoying Housing Loan	—	5,183,029	259,181	—	(119,616)	5,322,594
Internet Channel	—	17,546,683	466,662	—	(133,707)	17,879,638
Other products	—	14,678,225	733,994	—	(14,384,158)	1,028,061
Total	—	1,539,375,801	61,130,768	—	(221,213,326)	1,379,293,243

	Accounts	Accounts
	receivable	receivable	Accounts	Contract
	from	from	receivable from	assets from	Allowance for
	guarantee	facilitation	post-origination	facilitation	doubtful
As of December 31, 2018	services	services	services	services	accounts	Total
	US$	US$	US$	US$	US$	US$
Xiaoying Credit Loan	—	218,452,165	8,678,777	—	(30,045,211)	197,085,731
-Xiaoying Card Loan	—	208,410,231	8,020,339	—	(24,990,519)	191,440,051
-Xiaoying Preferred Loan	—	10,041,934	658,438	—	(5,054,692)	5,645,680
Xiaoying Housing Loan	—	753,840	37,696	—	(17,397)	774,139
Internet Channel	—	2,552,059	67,873	—	(19,447)	2,600,485
Other products	—	2,134,859	106,755	—	(2,092,087)	149,527
Total	—	223,892,923	8,891,101	—	(32,174,142)	200,609,882

Schedule of aging of past due accounts receivables

As of December 31, 2017
Aging	0 - 30 days	Over 30 days	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	11,541,391	44,605,630	56,147,021
-Xiaoying Card Loan	10,163,559	39,567,608	49,731,167
-Xiaoying Preferred Loan	1,377,832	5,038,022	6,415,854
Xiaoying Housing Loan	1,262	3,024	4,286
Internet Channel	7,654	113,999	121,653
Other products	544,115	1,538,140	2,082,255
Total	12,094,422	46,260,793	58,355,215

As of December 31, 2018
Aging	0 - 30 days	Over 30 days	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	44,653,954	43,362,892	88,016,846
-Xiaoying Card Loan	39,142,378	37,866,093	77,008,471
-Xiaoying Preferred Loan	5,511,576	5,496,799	11,008,375
Xiaoying Housing Loan	—	—	—
Internet Channel	—	—	—
Other products	1,187,522	1,176,651	2,364,173
Total	45,841,476	44,539,543	90,381,019

As of December 31, 2018
Aging	0 - 30 days	Over 30 days	Total
	US$	US$	US$
Xiaoying Credit Loan	6,494,648	6,306,871	12,801,519
-Xiaoying Card Loan	5,693,023	5,507,395	11,200,418
-Xiaoying Preferred Loan	801,625	799,476	1,601,101
Xiaoying Housing Loan	—	—	—
Internet Channel	—	—	—
Other products	172,718	171,137	343,855
Total	6,667,366	6,478,008	13,145,374

Schedule of movement of provision for accounts receivable and contract assets

:

	As of	Provision for	Provision for	As of	Provision for		Charge-off for	Charge-off for	As of
	January 1,	accounts	contract	December 31,	accounts	Provision for	accounts receviable	contract	December 31,
	2017	receivable	asset	2017	receivable	contract asset	assets	assets	2018
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	3,366,007	145,607,092	10,818,550	159,791,649	393,205,248	3,557,738	(335,602,502)	(14,376,288)	206,575,845
-Xiaoying Card Loan	2,017,312	130,874,180	10,818,550	143,710,042	338,188,729	3,557,738	(299,257,908)	(14,376,288)	171,822,313
-Xiaoying Preferred Loan	1,348,695	14,732,912	—	16,081,607	55,016,519	—	(36,344,594)	—	34,753,532
Xiaoying Housing Loan	258,462	159,725	—	418,187	51,241	—	(349,812)	—	119,616
Internet Channel	134,739	3,853	—	138,592	44,227	—	(49,112)	—	133,707
Other products	4,339,944	11,111,275	—	15,451,219	137,956	—	(1,205,017)	—	14,384,158
Total	8,099,152	156,881,945	10,818,550	175,799,647	393,438,672	3,557,738	(337,206,443)	(14,376,288)	221,213,326

	As of	Provision for		Charge-off for
	December 31,	accounts	Provision for	accounts	Charge-off for	As of
	2017	receivable	contract asset	receivable	contract assets	December 31, 2018
	US$	US$	US$	US$	US$	US$
Xiaoying Credit Loan	23,240,731	57,189,330	517,452	(48,811,358)	(2,090,944)	30,045,211
-Xiaoying Card Loan	20,901,759	49,187,509	517,452	(43,525,257)	(2,090,944)	24,990,519
-Xiaoying Preferred Loan	2,338,972	8,001,821	—	(5,286,101)	—	5,054,692
Xiaoying Housing Loan	60,823	7,453	—	(50,879)	—	17,397
Internet Channel	20,157	6,433	—	(7,143)	—	19,447
Other products	2,247,287	20,065	—	(175,265)	—	2,092,087
Total	25,568,998	57,223,281	517,452	(49,044,645)	(2,090,944)	32,174,142

Schedule of movement in provision for loans receivable

	Add: Provision for Loans Receivable
As of December 31, 2017	from Xiaoying Housing Loans	Less: Charge-off	As of December 31, 2018
RMB	RMB	RMB	RMB
—	40,347,875	14,436,508	25,911,367

	Add: Provision for Loans Receivable
As of December 31, 2017	from Xiaoying Housing Loans	Less: Charge-off	As of December 31, 2018
US$	US$	US$	US$
—	5,868,355	2,099,703	3,768,652

Schedule of estimated useful lives of property and equipment

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Consolidated Trusts
VIEs and Consolidated Trusts
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Assets:
Restricted cash	12,614,745	4,861,491	707,075
Loans at fair value	667,838,880	33,417,119	4,860,318
Prepaid expenses and other current assets	11,105,628	296,080	43,063
Total assets	691,559,253	38,574,690	5,610,456
Liabilities:
Payable to investors at fair value of the Consolidated Trusts	667,080,871	—	—
Other tax payable	3,586,212	284,564	41,388
Accrued expenses and other liabilities	19,394,527	—	—
Total liabilities	690,061,610	284,564	41,388

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net revenue	20,594,271	117,684,121	61,475,364	8,941,221
Net income (loss)	(368,455)	43,583,819	41,986,452	6,106,676

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(49,516,080)	26,997,889	12,547,230	1,824,919
Net cash provided by (used in) investing activities	(710,000,000)	48,332,936	676,499,516	98,392,774
Net cash provided by (used in) financing activities	760,000,000	(63,200,000)	(696,800,000)	(101,345,357)

VIEs and Consolidated Trusts
VIEs and Consolidated Trusts
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Assets:
Cash and cash equivalents	520,450,136	236,432,366	34,387,661
Restricted cash	12,614,745	5,880,989	855,354
Accounts receivable and contract assets, net	965,333,922	1,266,169,464	184,156,711
Loans held for sale	768,638,420	—	—
Loans at fair value	667,838,880	33,417,119	4,860,318
Prepaid expenses and other current assets	82,099,649	60,501,113	8,799,522
Deferred tax assets, net	275,968,157	173,287,013	25,203,551
Long-term investments	54,167,615	287,222,720	41,774,812
Property and equipment, net	21,004,932	21,333,636	3,102,849
Intangible assets, net	1,616,238	1,628,117	236,800
Financial guarantee derivative	—	358,249,913	52,105,289
Loan receivable from Xiaoying Housing Loans, net	197,595,942	128,101,279	18,631,558
Other non-current assets	3,751,516	6,345,345	922,892
Total assets	3,571,080,152	2,578,569,074	375,037,317
Liabilities:
Payable to investors at fair value of the Consolidated Trusts	667,080,871	—	—
Guarantee liabilities	545,169,033	19,297,718	2,806,737
Financial guarantee derivative	53,260,916	—	—
Accrued payroll and welfare	20,655,199	23,329,971	3,393,204
Other tax payable	95,368,838	95,184,938	13,844,075
Income tax payable	270,342,567	93,611,597	13,615,242
Deposit payable to channel cooperators	134,262,319	—	—
Accrued expenses and other liabilities	132,525,198	117,547,625	17,096,593
Short-term bank borrowings	—	198,000,000	28,797,906
Deferred tax liabilities	—	47,145,390	6,857,013
Total liabilities	1,918,664,941	594,117,239	86,410,770

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net revenue	230,305,685	1,474,934,261	2,168,665,965	315,419,383
Net income (loss)	(81,273,361)	325,182,393	408,242,461	59,376,403

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	277,925,076	(592,979,915)	(243,451,042)	(35,408,486)
Net cash provided by (used in) investing activities	(734,716,301)	(10,809,388)	451,499,516	65,667,881
Net cash provided by (used in) financing activities	775,164,828	830,154,156	(498,800,000)	(72,547,451)